Organization, Plan of Business Operations and Going Concern Consideration (Details) (USD $)	1 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended
	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Oct. 24, 2012
Organization, Plan of Business Operations and Liquidity (Textual)
Public offering, proceeds net of underwriting discount	$ 1,900,000	$ 39,000,000
Public offering units		4,000,000
Proceed from issuance of warrants under private placement		2,700,000
Warrants issued under private placement		3,600,000
Public offering number of unit sold	200,000	4,000,000
Redemption price per unit				$ 10.33	$ 10.33
Amount held in trust account closing of offering and private placement				43,400,000
Investment description of amount received in over allotment of public offering
Upon the closing of the Offering and Private Placement, approximately $43.4 million (approximately $10.33 per share sold) is held in a trust account (“Trust Account”) and is invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the initial Business Combination and the Company’s failure to consummate a Business Combination within the prescribed time. Placing funds in the Trust Account may not protect those funds from third party claims against the Company.

Business combination compliance pursuant to the Nasdaq listing rules, Description
Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes a Business Combination with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account less the deferred commission and amounts to pay tax obligations at the time of the execution of a definitive agreement for its initial Business Combination, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.

Foreign private issuer status, Description
The Company was required to determine if it was a foreign private issuer (“FPI”) under Rule 3b-4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the Securities and Exchange Commission for the Offering.

Minimum carrying amount of net tangible assets for redemption of public shares				5,000,001	5,000,001
Restriction from redemption of share sold in public offering, Description
Notwithstanding the foregoing redemption rights, if the Company is no longer an FPI and the Company seeks shareholder approval of its initial Business Combination and it does not conduct redemptions in connection with its Business Combination pursuant to the tender offer rules, the Company’s memorandum and articles of association provides that a public shareholder, individually or together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Exchange Act), will be restricted from redeeming its shares with respect to more than an aggregate of 19.9% of the shares sold in the Offering.

Description of company liquidation due to non completion of business combination condition 1
The Company’s amended and restated memorandum and articles of association provided that the Company would continue in existence only until January 24, 2014 (or April 24, 2014 if the Company took advantage of the full 90-day extension period described below).  On January 24, 2014, the Company closed the Extension Tender Offer (see Note 12) and in connection therewith took advantage of the full 90-day period.  Accordingly, the Company now has until April 24, 2014 to consummate an initial Business Combination.  If the Company has not completed a Business Combination by such date, it will trigger the automatic liquidation of the Trust Account and the voluntary liquidation of the Company. If the Company is forced to liquidate prior to a Business Combination, its Public Shareholders are entitled to have their shares redeemed for a pro rata portion of the Trust Account, including any interest, and any net assets remaining available for distribution to them after payment of liabilities. The Initial Shareholders have waived their rights to share in any distribution with respect to their initial shares held prior to the Public Offering.

Net loss			(3,190) [1]	(4,397,547)	(4,400,737)
Cash				43,500,000	43,500,000
Cash In Trust Account				43,300,000	43,300,000
Working capital deficit				269,137	269,137
Accumulated deficit				4,400,000	4,400,000
Outstanding warrants						$ 4,000,000

[1]	2. Reflects an aggregate of 133,333 ordinary shares forfeited by the initial shareholders because the underwriter's over-allotment option was not exercised in full.